T. ROWE PRICE U.S. EQUITY RESEARCH ETF

March 31, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 9.6%
Diversified Telecommunication Services 0.4%
AT&T	1,374	33
Verizon Communications	987	50
		83
Entertainment 1.2%
Activision Blizzard	300	24
Electronic Arts	287	36
Netflix (1)	346	130
Playtika Holding (1)	127	3
Walt Disney (1)	723	99
		292
Interactive Media & Services 6.3%
Alphabet, Class A (1)	153	426
Alphabet, Class C (1)	249	695
Meta Platforms, Class A (1)	1,727	384
		1,505
Media 1.1%
Charter Communications, Class A (1)	249	136
Comcast, Class A	2,103	98
DISH Network, Class A (1)	72	2
Liberty Broadband, Class C (1)	175	24
		260
Wireless Telecommunication Services 0.6%
T-Mobile US (1)	1,186	152
		152
Total Communication Services		2,292
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.1%
Aptiv (1)	74	9
Magna International	408	26
		35
Automobiles 2.9%
Ferrari NV	91	20
General Motors (1)	375	17
Rivian Automotive, Class A (1)	1,200	60
Tesla (1)	557	600
		697
Hotels Restaurants & Leisure 2.3%
Airbnb, Class A (1)	30	5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Booking Holdings (1)	33	77
Chipotle Mexican Grill (1)	53	84
Hilton Worldwide Holdings (1)	354	54
Las Vegas Sands (1)	684	27
Marriott International, Class A (1)	330	58
McDonald's	373	92
MGM Resorts International	813	34
Starbucks	981	89
Wynn Resorts (1)	214	17
		537
Household Durables 0.1%
NVR (1)	6	27
		27
Internet & Direct Marketing Retail 4.0%
Amazon.com (1)	290	946
DoorDash, Class A (1)	27	3
		949
Leisure Products 0.1%
Peloton Interactive, Class A (1)	600	16
		16
Multiline Retail 0.4%
Dollar General	218	48
Dollar Tree (1)	224	36
		84
Specialty Retail 2.3%
AutoZone (1)	19	39
Burlington Stores (1)	175	32
CarMax (1)	20	2
Home Depot	724	217
Lowe's	365	74
O'Reilly Automotive (1)	108	74
Ross Stores	571	51
TJX	584	35
Ulta Beauty (1)	76	30
		554
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (1)	92	34
NIKE, Class B	1,004	135
VF	41	2
		171
Total Consumer Discretionary		3,070
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 5.8%
Beverages 2.2%
Coca-Cola	3,080	191
Constellation Brands, Class A	360	83
Keurig Dr Pepper	1,441	55
Monster Beverage (1)	743	59
PepsiCo	862	144
		532
Food & Staples Retailing 1.2%
Costco Wholesale	300	173
Walmart	776	115
		288
Food Products 0.6%
Conagra Brands	562	19
Darling Ingredients (1)	231	19
Mondelez International	1,469	92
		130
Household Products 1.0%
Colgate-Palmolive	29	2
Kimberly-Clark	202	25
Procter & Gamble	1,412	216
		243
Personal Products 0.3%
Estee Lauder, Class A	229	62
		62
Tobacco 0.5%
Altria Group	1,238	65
Philip Morris International	576	54
		119
Total Consumer Staples		1,374
ENERGY 3.1%
Energy Equipment & Services 0.4%
Halliburton	2,256	86
		86
Oil, Gas & Consumable Fuels 2.7%
Chevron	720	117
ConocoPhillips	1,918	192
EOG Resources	562	67
Exxon Mobil	1,261	104
Marathon Petroleum	538	46
Pioneer Natural Resources	130	33
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
TotalEnergies, ADR	1,691	85
		644
Total Energy		730
FINANCIALS 11.0%
Banks 4.0%
Bank of America	3,498	144
Citigroup	2,003	107
Citizens Financial Group	310	14
Fifth Third Bancorp	2,087	90
Huntington Bancshares	5,313	78
JPMorgan Chase & Co.	1,372	187
PNC Financial Services Group	140	26
Signature Bank	162	47
SVB Financial Group (1)	80	45
Wells Fargo & Co.	4,751	230
		968
Capital Markets 2.7%
Bank of New York Mellon	515	26
Cboe Global Markets	193	22
Charles Schwab	1,374	116
CME Group	444	106
Goldman Sachs Group	366	121
Intercontinental Exchange	669	88
Invesco	612	14
KKR & Co.	641	37
MarketAxess Holdings	35	12
Morgan Stanley	442	39
S&P Global	6	2
State Street	493	43
Tradeweb Markets, Class A	145	13
		639
Consumer Finance 0.0%
Capital One Financial	17	2
		2
Diversified Financial Services 1.9%
Apollo Global Management	242	15
Berkshire Hathaway, Class B (1)	967	341
Equitable Holdings	1,691	52
Voya Financial	585	39
		447
Insurance 2.4%
American International Group	2,060	129
Assurant	267	49
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Chubb	585	125
Hartford Financial Services Group	1,075	77
Marsh & McLennan	320	55
MetLife	910	64
RenaissanceRe Holdings	403	64
		563
Total Financials		2,619
HEALTH CARE 13.6%
Biotechnology 2.0%
AbbVie	1,592	258
Amgen	402	97
Biogen (1)	58	12
Moderna (1)	165	29
Regeneron Pharmaceuticals (1)	49	34
Vertex Pharmaceuticals (1)	197	52
		482
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	698	83
Becton Dickinson & Co.	464	123
Cooper	59	25
Dexcom (1)	130	67
Hologic (1)	511	39
Intuitive Surgical (1)	537	162
Medtronic	246	27
STERIS	110	27
Stryker	342	91
Teleflex	32	11
		655
Health Care Providers & Services 3.2%
Anthem	200	98
Centene (1)	692	58
Cigna	163	39
CVS Health	555	56
HCA Healthcare	201	51
Humana	157	69
McKesson	40	12
Molina Healthcare (1)	120	40
UnitedHealth Group	653	333
		756
Life Sciences Tools & Services 1.9%
Agilent Technologies	549	73
Danaher	479	140
Illumina (1)	50	17
Thermo Fisher Scientific	330	195
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
West Pharmaceutical Services	50	21
		446
Pharmaceuticals 3.8%
AstraZeneca, ADR	1,772	118
Elanco Animal Health (1)	2,305	60
Eli Lilly & Co.	859	246
Johnson & Johnson	1,095	194
Merck & Co.	369	30
Pfizer	1,640	85
Sanofi, ADR	1,146	59
Zoetis	591	111
		903
Total Health Care		3,242
INDUSTRIALS & BUSINESS SERVICES 7.2%
Aerospace & Defense 1.0%
Boeing (1)	511	98
L3Harris Technologies	221	55
Raytheon Technologies	95	9
Textron	862	64
TransDigm Group (1)	18	12
		238
Air Freight & Logistics 1.0%
FedEx	373	86
United Parcel Service, Class B	744	160
		246
Airlines 0.2%
Southwest Airlines (1)	797	37
United Airlines Holdings (1)	484	22
		59
Building Products 0.3%
Trane Technologies	480	73
		73
Commercial Services & Supplies 0.3%
Waste Connections	465	65
		65
Construction & Engineering 0.2%
Quanta Services	310	41
		41
Electrical Equipment 0.2%
Generac Holdings (1)	140	42
		42
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 1.9%
General Electric	2,231	204
Honeywell International	733	143
Roper Technologies	217	102
		449
Machinery 1.5%
Cummins	386	79
Flowserve	102	4
Fortive	623	38
Ingersoll Rand	1,238	62
Otis Worldwide	560	43
PACCAR	935	82
Parker-Hannifin	151	43
		351
Professional Services 0.1%
Clarivate (1)	227	4
Equifax	10	2
Leidos Holdings	129	14
TransUnion	111	12
		32
Road & Rail 0.5%
Canadian Pacific Railway	350	29
CSX	830	31
Norfolk Southern	194	55
Saia (1)	40	10
		125
Trading Companies & Distributors 0.0%
United Rentals (1)	20	7
		7
Total Industrials & Business Services		1,728
INFORMATION TECHNOLOGY 27.8%
Communications Equipment 0.8%
Cisco Systems	2,227	124
Motorola Solutions	284	69
		193
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	33	3
CDW	13	2
Keysight Technologies (1)	15	2
Teledyne Technologies (1)	145	69
Trimble (1)	32	2
		78
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
IT Services 5.2%
Accenture, Class A	612	206
Cognizant Technology Solutions, Class A	399	36
Fidelity National Information Services	863	87
Fiserv (1)	1,718	174
FleetCor Technologies (1)	396	99
Global Payments	732	100
Mastercard, Class A	538	192
PayPal Holdings (1)	200	23
VeriSign (1)	219	49
Visa, Class A	1,236	274
		1,240
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1)	2,314	253
Broadcom	312	196
KLA	278	102
Marvell Technology	33	2
Monolithic Power Systems	14	7
NVIDIA	1,711	467
QUALCOMM	1,057	162
Texas Instruments	64	12
		1,201
Software 9.1%
Cadence Design Systems (1)	144	24
Citrix Systems	174	17
Fortinet (1)	46	16
HashiCorp, Class A (1)	35	2
Intuit	158	76
Microsoft	4,869	1,501
NortonLifeLock	2,217	59
salesforce.com (1)	1,157	245
Synopsys (1)	273	91
Workday (1)	179	43
Zoom Video Communications, Class A (1)	723	85
		2,159
Technology Hardware, Storage & Peripherals 7.4%
Apple	9,909	1,730
Pure Storage, Class A (1)	1,100	39
		1,769
Total Information Technology		6,640
MATERIALS 3.0%
Chemicals 2.1%
Air Products & Chemicals	309	77
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Albemarle	56	12
CF Industries Holdings	186	19
Corteva	550	32
FMC	180	24
International Flavors & Fragrances	225	30
Linde	521	167
Nutrien	100	10
RPM International	342	28
Sherwin-Williams	370	92
		491
Construction Materials 0.1%
Vulcan Materials	159	29
		29
Containers & Packaging 0.8%
Avery Dennison	100	17
Ball	534	48
International Paper	510	24
Packaging of America	198	31
Sealed Air	859	58
WestRock	328	15
		193
Paper & Forest Products 0.0%
West Fraser Timber	80	6
		6
Total Materials		719
REAL ESTATE 2.5%
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, REIT	57	12
American Tower, REIT	182	46
AvalonBay Communities, REIT	99	25
Camden Property Trust, REIT	53	9
Equinix, REIT	94	70
Equity LifeStyle Properties, REIT	188	14
Equity Residential, REIT	87	8
Essex Property Trust, REIT	120	41
Extra Space Storage, REIT	70	14
Prologis, REIT	598	97
Public Storage, REIT	160	62
Rexford Industrial Realty, REIT	160	12
SBA Communications, REIT	264	91
Simon Property Group, REIT	135	18
Sun Communities, REIT	40	7
Welltower, REIT	690	66
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	84	3
		595
Real Estate Management & Development 0.0%
Opendoor Technologies, Class A (1)	727	6
		6
Total Real Estate		601
UTILITIES 3.2%
Electric Utilities 1.4%
Eversource Energy	39	3
NextEra Energy	2,066	175
Southern	1,456	106
Xcel Energy	625	45
		329
Gas Utilities 0.0%
Atmos Energy	25	3
		3
Multi-Utilities 1.8%
Ameren	949	89
CMS Energy	1,227	86
Dominion Energy	1,239	105
Public Service Enterprise Group	37	2
Sempra Energy	516	87
WEC Energy Group	571	57
		426
Total Utilities		758
Total Common Stocks (Cost $22,507)		23,773
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.25% (2)	75,485	75
Total Short-Term Investments (Cost $75)		75
Total Investments in Securities 100.0% of Net Assets (Cost $22,582)		$23,848
Other Assets Less Liabilities (0.0%)		(11)
Net Assets 100.0%		$23,837

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF967-054Q1
03/2022